CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Convertible promissory notes
	Promissory Note	Convertible Promissory Note - Liability Component	Derivative Liability	Deferred Derivative Loss (Increase)	Total
	$	$	$	$	$

Balance December 31, 2017	241,517	1,340,978	—	—	1,582,495

Proceeds net of transaction costs	—	440,587	1,576,119	(1,221,660)	795046
Repayments	(31,762)	—	—	—	(31,762)
Conversions	—	(1,718,320)	(38,794)	—	(1757,114)
Fair value change	—	—	(803,986)	269,868	(534,118)
Interest expense	—	19,649	—	—	19,649
Accretion expense	—	7,039	—	—	7,039
Foreign exchange (gain) loss	—	(64,392)	—	—	(64,392)

Balance December 31, 2018	209,755	25,541	733,339	(951,792)	16,843

Proceeds net of transaction costs	—	13,328	1,517,944	(958,883)	572,389
Repayments	(33,596)	—	—	—	(33,596)
Conversions	—	(191,566)	(1,545,331)	356,990	(1,379,907)
Fair value change	—	—	(335,758)	1,402,834	1,067,076
Interest expense	—	58,470	—	—	58,470
Accretion expense	—	146,624	—	—	146,624
Foreign exchange (gain) loss	(10,461)	(1,804)	—	—	(12,265)

Balance December 31, 2019	165,698	50,593	370,194	(150,851)	435,634